COMMITMENTS AND CONTINGENCIES - 10-K	9 Months Ended
Sep. 30, 2023
Other Commitments [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Employment Agreements
The Company has entered into employment contracts with its officers that provide for severance and continuation of benefits in the event of termination of employment by the Company without cause or by the employee for good reason. In addition, in the event of termination of employment following a change in control, the vesting of certain equity awards may be accelerated.
Separation and Release Agreement
In connection with the resignation of David Baker, the Company’s Former Chief Executive Officer, pursuant to the Merger, the Company and Mr. Baker entered into a Separation and Release Agreement on April 21, 2023 (the Separation Agreement). Pursuant to the terms of the Separation Agreement and his employment agreement, Mr. Baker will receive continuation of his current salary and certain COBRA benefits for 18 months payable in accordance with the Company’s payroll practices. Mr. Baker also received a lump sum payment equal to 150% of his target bonus and agreed to reduce amounts payable with respect to certain future milestone payments.
Private GRI
Other Commitments [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases office facilities under an operating lease agreement that was originally set to expire on March 31, 2021. In February 2021, the operating lease agreement was modified to extend the lease term to March 31, 2024. The lease agreement requires fixed monthly rental payments as well as payments for variable monthly utilities and operating costs throughout the lease term. As of December 31, 2022 and 2021, the discount rate applied on this operating lease was 12% and the remaining lease term was fifteen months and twenty-seven months, respectively. Lease expense for operating leases was $59 and $58 for the years ended December 31, 2022 and 2021, respectively. Cash paid for operating leases was $54 and $58 for the years ended December 31, 2022 and 2021, respectively.
Future minimum lease payments are due as follows:

December 31, 2022
2023	$63
2024	14
Total	77
Less: Imputed interest	6
Present value of operating lease liabilities	$71
Contingent Transaction Bonuses
In March 2021, the Company agreed to pay cash bonuses of $500 in the aggregate to two Company executives upon the closing of a reverse merger. Compensation cost for these contingent transaction bonuses will be recognized if and when a reverse merger is consummated based on the amount of cash paid by the Company.